Prepaid Expenses	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Prepaid Expenses
Prepaid Expenses

Note 2 – Prepaid Expenses

As of November 30, 2025 and May 31, 2025, prepaid expenses consisted of the following:

Description	November 30, 2025	May 31, 2025
Advertising & Promotional Agreement	$212,036	$179,532
Prepaid inventory	-	636,562
Other Prepaids	52,941	49,580
Total	$264,977	$865,674

Note 2 – Prepaid Expenses

As of May 31, 2025 and May 31, 2024, prepaid expenses consisted of the following:

Description	May 31, 2025	May 31, 2024
Advertising & Promotional Agreement	$179,532	$-
Prepaid inventory	636,563	-
Other Prepaids	49,580	1,000
Total	$865,674	$1,000